Revenue	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Revenue [Abstract]
Revenue
25	Revenue

The components of revenue, net were as follows:

(In USD)

	Three months ended September 30,		Six months ended September 30,
	2024	2023	2024	2023

Revenues from services
Facilitation revenue (net)	$2,239,538	$2,681,008	$4,445,940	$5,295,626
Other operating revenues	7,359	-	41,942	-
Total	$2,246,897	$2,681,008	$4,487,882	$5,295,626

	Three months ended September 30,		Six months ended September 30,
	2024	2023	2024	2023
Revenue by geographical location
India	$2,246,844	$2,649,769	$4,470,616	$5,223,818
Egypt	-	28,521	13,365	50,391
Vietnam	-	-	-	18,037
Indonesia	53	2,718	3,901	3,380
	$2,246,897	$2,681,008	$4,487,882	$5,295,626

Contract balances

The Company’s contract liabilities for consideration collected prior to satisfying the performance obligations is $589,681 and $716,091 as at September 30, 2024 and March 31, 2024 respectively. The Company has collected $569,214 as advance from customers during the six months ended September 30, 2024.

The Company offers loyalty program, Z-Points, that results in the deferral of revenue equivalent to the retail value at the date the points are earned. The Company had accumulated deferred revenue amounting to $20,467 and $96,710 as at September 30, 2024 and March 31, 2024, respectively in relation to Loyalty program.

Revenue recognized during the three months and six months ended September 30, 2024 which was included in contract liabilities balance at the beginning of the respective period amounts to $453 and $269,829 respectively ($321,904 and $362,920 recognized during the three months and six months ended September 30, 2023 respectively).

25	Revenue

The components of revenue, net were as follows:

(In USD)

	March 31, 2024	March 31, 2023
Income from rentals
Self-drive rentals	$-	$165,834
Revenues from services
Facilitation revenue (net)	9,836,434	8,586,785
Other operating revenues	60,799	73,587
Total	9,897,233	8,826,206

Revenue by geographical location	March 31, 2024	March 31, 2023
India	$9,759,318	$8,615,615
Egypt	114,680	110,092
Vietnam	17,756	98,945
Indonesia	5,480	1,554
	9,897,233	8,826,206

Contract balances

The Company’s contract liabilities for consideration collected prior to satisfying the performance obligations is $640,173 and $786,572 as at March 31, 2024 and March 31, 2023 respectively. The Company has collected $177,590 as advance from customers during the year ended March 31, 2024.

The Company offers loyalty program, Z-Points, that results in the deferral of revenue equivalent to the retail value at the date the points are earned. The Company had accumulated deferred revenue amounting to $96,710 and $260,705 as at March 31, 2024 and March 31, 2023, respectively in relation to Loyalty program.

Revenue recognized during the year ended March 31, 2024 and March 31, 2023 respectively which was included in contract liabilities balance at the beginning of the period is $341,585 and $77,226 respectively.